SEGMENT INFORMATION (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
SCHEDULE OF SEGMENT AND GEOGRAPHIC INFORMATION

	Three Months Ended June 30, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
Formation and operating costs	$(169,363)	$(22,733)	$(757,380)	$(22,733)
Other segment income	$541,720	$30	$1,076,450	$30
Net income (loss)	$372,357	$(22,703)	$319,070	$(22,703)

SCHEDULE OF COMPONENT OF THE SEGMENT ASSETS

The measure of segment assets is total assets as reported on the balance sheet. The CODM also monitors Investments held in Trust Account as a key component of the Company’s total assets.

	December 31, 2025	December 31, 2024
Cash and investments held in trust account	$60,429,224	$-

Goodvision Inc [Member]
SCHEDULE OF SEGMENT AND GEOGRAPHIC INFORMATION

	Three Months Ended June 30,		Nine Months Ended June 30,
	2026	2025	2026	2025
Revenue	$13,450,654	$2,088,748	$24,004,468	$4,820,747
Cost of revenue (significant segment expense)	(12,018,490)	(2,116,228)	(22,007,759)	(4,787,640)
Segment gross profit (loss)	$1,432,164	$(27,480)	$1,996,709	$33,107
General and administrative expenses	(1,381,781)	(37,600)	(2,683,107)	(50,623)
Interest and other income, net	700	—	720	9,138
Interest expense	(4,446)	—	(4,706)	—
Income tax benefit	—	14,512	—	1,868
Consolidated net income (loss)	$46,637	$(50,568)	$(690,384)	$(6,510)

Single Reportable Segment [Member]
SCHEDULE OF SEGMENT AND GEOGRAPHIC INFORMATION

	Year Ended December 31, 2025	For the period from March 11, 2024 (inception) to December 31, 2024
Formation and operating costs	$(190,582)	$(79,459)
Other segment income	436,036	37
Net Income (loss)	$245,454	$(79,422)